Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Future Annual Rental Payments Under Non-cancellable Operating Leases
Amounts of minimum future annual rental payments under non-cancellable operating leases in each of the next five years and thereafter are as follows:

Fiscal Year	Amount $
2018	15,271
2019	24,802
2020	28,768
2021	29,497
2022	29,016
Thereafter	235,667
Total future minimum lease payments	363,021